Equity - Summary of Reverse Recapitalization Share Activity (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ 5,122,221	$ 3,328,560
Equity issuances			(679,874)	(200,000)
Equity-settled share-based payment			(3,367)	(5,495)
Debt-to-equity conversion			(640,000)
Ending balance	$ 4,731,766		4,731,766	4,266,003
Snita Term Loan Facility
Reconciliation of number of shares outstanding [abstract]
Debt-to-equity conversion	(66,000)	$ (274,000)	(341,257)
Geely Term Loan Facility
Reconciliation of number of shares outstanding [abstract]
Debt-to-equity conversion	(300,000)		(300,000)
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance			(27,817)	(21,169)
Equity issuances			(10,857)
Equity-settled share-based payment			(17)	(89)
Ending balance	$ (49,349)		(49,349)	$ (21,258)
Share capital | Snita Term Loan Facility
Reconciliation of number of shares outstanding [abstract]
Debt-to-equity conversion			(6,004)
Share capital | Geely Term Loan Facility
Reconciliation of number of shares outstanding [abstract]
Debt-to-equity conversion			$ (4,654)
Share capital | Class A Shares | Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			2,745,232,339	2,060,461,997
Equity settled share-based payment (in shares)			1,661,490	8,937,392
Cancellation of surplus shares (in shares)			(679)
Number of shares outstanding (in shares)	4,898,511,300		4,898,511,300	2,069,399,389
Share capital | Class A Shares | Ordinary shares | Snita Term Loan Facility
Reconciliation of number of shares outstanding [abstract]
Debt-to-equity conversion (in shares)			600,429,000
Share capital | Class B Shares | Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			29,892,575	49,892,575
Cancellation of surplus shares (in shares)			(5)
Number of shares outstanding (in shares)	29,892,570		29,892,570	49,892,575
Share capital | February 2026 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuances			$ (6,203)
Share capital | February 2026 Offering | Class A Shares | Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Equity issuance (in shares)			620,475,660
Share capital | March 2026 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuances			$ (4,654)
Share capital | March 2026 Offering | Class A Shares | Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Equity issuance (in shares)			465,356,730
Other contributed capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ (4,133,458)	$ (3,625,027)
Equity issuances			(669,017)	(200,000)
Equity-settled share-based payment			(3,350)	(5,406)
Ending balance	$ (5,436,424)		(5,436,424)	$ (3,845,698)
Other contributed capital | Snita Term Loan Facility
Reconciliation of number of shares outstanding [abstract]
Debt-to-equity conversion			(335,253)
Other contributed capital | Geely Term Loan Facility
Reconciliation of number of shares outstanding [abstract]
Debt-to-equity conversion			(295,346)
Other contributed capital | February 2026 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuances			(379,106)
Other contributed capital | March 2026 Offering
Reconciliation of number of shares outstanding [abstract]
Equity issuances			$ (289,911)